Trade Receivables - Carrying Amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
Trade receivables, gross amount	$ 4,204	$ 5,654
Less: Allowance for expected credit losses under IFRS 9 or credit losses under IAS 39	(46)	(311)
Trade receivables, net amount	$ 4,158	$ 5,343